Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other non-current assets

Other non-current assets consist as follows:

	At June 30,	At December 31,
	2023	2022
(in Euros)	(Unaudited)
Value added tax (VAT)	€1,325,414	€912,424
Research and development tax credit	565,078	650,000
Other non-current assets	213,240	39,079
Total	€2,103,732	€1,601,503